Disclosure of detailed information about future minimum undiscounted lease payments (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	$ 416,536	$ 639,514
Current		250,216
2 years		176,513
3 years		160,696
4 years		$ 52,089
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	416,536
Equipments [Member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	12,265
Equipments [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	12,265
Office Lease [Member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	404,271
Office Lease [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	$ 404,271